Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net Loss	$ (11,755)	$ (7,825)	$ (4,581)
Other Comprehensive income (loss)
Reporting currency translation gain (loss)	(819)	(1,965)	370
Total other comprehensive income (loss)	(819)	(1,965)	370
Total comprehensive loss	$ (12,574)	$ (9,790)	$ (4,211)